INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before income taxes
United States									$ 937.7	$ 725.8	$ 594.8
International									760.7	572.5	417.8
Income before income taxes	458.5	508.1	446.0	285.8	403.0	409.0	286.1	200.2	1,698.4	1,298.3	1,012.6
Current income tax expense (benefit)
Federal and state									344.3	301.3	141.3
International									253.4	153.8	173.2
Total current									597.7	455.1	314.5
Deferred income tax expense (benefit)
Federal and state									(67.7)	(124.0)	31.7
International									(53.8)	(6.5)	(34.9)
Total deferred									(121.5)	(130.5)	(3.2)
Provision for income taxes	$ 115.2	$ 138.7	$ 131.0	$ 91.3	$ 113.4	$ 101.8	$ 70.3	$ 39.2	$ 476.2	$ 324.7	$ 311.3